DEBT	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
DEBT
DEBT

8.Debt

At March 31, 2015 and September 30, 2014, we had the following unsecured long-term debt outstanding:

			Unamortized Discount and
	Principal		Debt Issuance Costs
	March 31,	September 30,	March 31,	September 30,
	2015	2014	2015	2014
	(in thousands)

Unsecured senior notes issued July 21, 2009:
Due July 21, 2015	$40,000	$40,000	$112	$141
Due July 21, 2016	40,000	40,000	113	141

Unsecured revolving credit facility issued May 25, 2012	—	—	471	581

Unsecured senior notes issued March 19, 2015:
Due March 19, 2025	500,000	—	7,189	—
	580,000	80,000	7,885	863
Less long-term debt due within one year	(40,000)	(40,000)	(793)	(365)
Long-term debt	$540,000	$40,000	$7,092	$498

We have $80 million senior unsecured fixed-rate notes outstanding at March 31, 2015 that mature over a period from July 2015 to July 2016.  Interest on the notes is paid semi-annually based on an annual rate of 6.10 percent.  Annual principal repayments of $40 million are due July 2015 and July 2016.  We have complied with our financial covenants which require us to maintain a funded leverage ratio of less than 55 percent and an interest coverage ratio (as defined) of not less than 2.50 to 1.00.

On March 19, 2015, we issued $500 million of 4.65 percent 10-year unsecured senior notes.  The net proceeds, after discount and issuance cost, of approximately $492.8 million will be used for general corporate purposes, including capital expenditures associated with our rig construction program.  Interest is payable semi-annually on March 15 and September 15 each year, commencing on September 15, 2015.  The debt discount is being amortized to interest expense using the effective interest method.  The debt issuance costs are amortized straight-line over the stated life of the obligation, which approximates the effective yield method.

We have a $300 million unsecured revolving credit facility that will mature May 25, 2017.  The credit facility has $100 million available to use for letters of credit.  The majority of borrowings under the facility would accrue interest at a spread over the London Interbank Offered Rate (LIBOR).  We also pay a commitment fee based on the unused balance of the facility.  Borrowing spreads as well as commitment fees are determined according to a scale based on a ratio of our total debt to total capitalization.  The spread over LIBOR ranges from 1.125 percent to 1.75 percent per annum and commitment fees range from .15 percent to .35 percent per annum.  Based on our debt to total capitalization on March 31, 2015, the spread over LIBOR and commitment fees would be 1.125 percent and .15 percent, respectively.  Financial covenants in the facility require us to maintain a funded leverage ratio (as defined) of less than 50 percent and an interest coverage ratio (as defined) of not less than 3.00 to 1.00.  The credit facility contains additional terms, conditions, restrictions, and covenants that we believe are usual and customary in unsecured debt arrangements for companies of similar size and credit quality.  At March 31, 2015, we were in compliance with all debt covenants.  As of March 31, 2015, there were no borrowings, but there were three letters of credit outstanding in the amount of $48.2 million.  One of the three outstanding letters of credit is a $21 million letter that supports an overdraft facility with a bank in an international location.  The short-term borrowing is in local currency with an interest rate that adjusts monthly based on local market rates.  Given local currency considerations, the annual interest rates approach 30 percent.  At March 31, 2015, we had $251.8 million available to borrow under our $300 million unsecured credit facility.

At March 31, 2015, we had two letters of credit outstanding, totaling $12 million that were issued to support international operations.  These letters of credit were issued separately from the $300 million credit facility so they do not reduce the available borrowing capacity discussed in the previous paragraph.

We have a $9.5 million unsecured line of credit with a bank in an international location that will mature on June 12, 2015.  A total of $7 million may be borrowed for working capital needs and $2.5 million is reserved for bank guaranties.  The interest rate for borrowings would be at seven percent.  At March 31, 2015, there were no borrowings or bank guarantees outstanding against the line.

NOTE 3 DEBT

        At September 30, 2014 and 2013, we had $40 million and $80 million, respectively, in unsecured long-term debt outstanding at rates and maturities shown in the following table:

	Principal		Unamortized Discount and Debt Issuance Costs
	September 30,
			September 30, 2014	September 30, 2013
	2014	2013
	(in thousands)
Unsecured intermediate debt issued August 15, 2002:
Series D, due August 15, 2014, 6.56%	$—	$75,000	$—	$27
Unsecured senior notes issued July 21, 2009:
Due July 21, 2014, 6.10%	—	40,000	—	145
Due July 21, 2015, 6.10%	40,000	40,000	141	145
Due July 21, 2016, 6.10%	40,000	40,000	141	146
Unsecured revolving credit facility issued May 25, 2012	—	—	581	800

	$80,000	$195,000	863	1,263
Less long-term debt due within one year	40,000	115,000	365	400

Long-term debt	$40,000	$80,000	$498	$863

        The intermediate unsecured debt outstanding at September 30, 2013 matured August 15, 2014 and was paid in full.

        We have $80 million senior unsecured fixed-rate notes outstanding at September 30, 2014 that mature over a period from July 2015 to July 2016. Interest on the notes is paid semi-annually based on an annual rate of 6.10 percent. Annual principal repayments of $40 million are due July 2015 and July 2016. We have complied with our financial covenants which require us to maintain a funded leverage ratio of less than 55 percent and an interest coverage ratio (as defined) of not less than 2.50 to 1.00.

        We have a $300 million unsecured revolving credit facility that will mature May 25, 2017. The credit facility has $100 million available to use for letters of credit. The majority of borrowings under the facility would accrue interest at a spread over the London Interbank Offered Rate (LIBOR). We also pay a commitment fee based on the unused balance of the facility. Borrowing spreads as well as commitment fees are determined according to a scale based on a ratio of our total debt to total capitalization. The spread over LIBOR ranges from 1.125 percent to 1.75 percent per annum and commitment fees range from .15 percent to .35 percent per annum. Based on our debt to total capitalization on September 30, 2014, the spread over LIBOR and commitment fees would be 1.125 percent and .15 percent, respectively. Financial covenants in the facility require us to maintain a funded leverage ratio (as defined) of less than 50 percent and an interest coverage ratio (as defined) of not less than 3.00 to 1.00. The credit facility contains additional terms, conditions, restrictions, and covenants that we believe are usual and customary in unsecured debt arrangements for companies of similar size and credit quality. As of September 30, 2014, there were no borrowings, but there were three letters of credit outstanding in the amount of $34.2 million. At September 30, 2014, we had $265.8 million available to borrow under our $300 million unsecured credit facility.

        At September 30, 2014, we had two letters of credit outstanding, totaling $12 million that were issued to support international operations. These letters of credit were issued separately from the $300 million credit facility so they do not reduce the available borrowing capacity discussed in the previous paragraph.

        The applicable agreements for all unsecured debt described in this Note 3 contain additional terms, conditions and restrictions that we believe are usual and customary in unsecured debt arrangements for companies that are similar in size and credit quality. At September 30, 2014, we were in compliance with all debt covenants.

        At September 30, 2014, aggregate maturities of long-term debt are as follows (in thousands):

Years ending September 30,
2015	$40,000
2016	40,000

$80,000